Annual Total Returns - Investor Freedom® 2030 Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2030 Portfolio - VIP Investor Freedom 2030 Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.50%
Annual Return 2013	21.72%
Annual Return 2014	4.83%
Annual Return 2015	(0.32%)
Annual Return 2016	6.50%
Annual Return 2017	20.92%
Annual Return 2018	(7.87%)
Annual Return 2019	24.42%
Annual Return 2020	16.82%
Annual Return 2021	12.25%